Employee Incentive, Deferred Compensation, And Retirement Plans (Stock Option Activity) (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding Options, Beginning balance | shares	86
Exercised, Options | shares	31
Expired, Options | shares	41
Outstanding Options, Ending balance | shares	14
Outstanding, Weighted-average exercise price, Beginning balance | $ / shares	$ 38.69
Exercised, Weighted-average exercise price | $ / shares	17.37
Expired, Weighted-average exercise price | $ / shares	54.54
Outstanding, Weighted-average exercise price, Ending balance | $ / shares	$ 39.15
Outstanding, Weighted-average remaining contractual term	1 year 2 months 19 days
Outstanding, Aggregate intrinsic value | $	$ 246